UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Investment Quality Municipal Trust, Inc.,
40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Investment Quality Municipal Trust (BKN)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—154.3%
		Alabama—7.1%
		Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
$ 1,765		Ser. C-2, 5.00%, 11/15/36	$1,772,678
1,265		Ser. C-2, 5.00%, 11/15/39	1,268,630
14,000	[1]	Univ. of Alabama Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.875%, 9/01/10, MBIA	14,958,860
			18,000,168
		Arizona—0.8%
		San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
490		6.25%, 5/01/15	490,446
490		7.00%, 5/01/20	489,887
980		7.25%, 5/01/27	985,821
			1,966,154
		California—24.8%
		California,
5,800		GO, 5.00%, 2/01/32	5,917,102
3,485		GO, 5.00%, 6/01/34	3,565,504
1,595	[1]	GO, 5.625%, 5/01/10	1,689,759
290		GO, 5.625%, 5/01/18	303,810
4,545		Misc. Taxes GO, 5.00%, 6/01/32	4,682,168
10,000		Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 3/01/33, CIFG	10,317,900
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
1,340		Ser. B, Zero Coupon, 6/01/46	138,315
7,090		Ser. C, Zero Coupon, 6/01/55	365,135
9,060		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	310,486
		Foothill Eastn. Transp. Corridor Agcy., Hwy. Tolls RB,
3,495		5.75%, 1/15/40	3,624,105
7,000		Conv. Cap. Apprec. Proj., Zero Coupon,1/15/28	6,535,900
805		Golden St. Tobacco Sec. Corp., Misc. RB, Ser. A-1, 5.125%, 6/01/47	750,260
10,945	[1]	Los Altos Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 8/01/13, MBIA	4,620,322
15,460		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB, 3.80%, 12/01/07, AMBAC	15,572,858
4,185		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	4,177,969
			62,571,593
		Colorado—0.8%
1,030		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	1,058,768
1,020		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	1,059,861
			2,118,629
		Connecticut—1.2%
3,000	[2]	Mashantucket Western Pequot Tribe Casino RB, Ser. A, 5.50%, 9/01/28	3,027,090
		District of Columbia—2.3%
4,960		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.50%, 5/15/33	5,727,114
		Florida—18.2%
		Cnty. of Miami-Dade, Recreational Fac. Impvts. Misc. SO,
3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	997,134
4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	1,182,197
4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	1,057,160
4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	1,149,763
5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	1,191,850
10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	2,253,900
10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	2,136,000
7,895		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	7,902,105
2,050		Fishhawk Cmnty. Dev. Dist. II, Pub. Impvts. TA, Ser. A, 6.125%, 5/01/34	2,139,995
2,415		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	2,341,029
3,700		Hillsborough Cnty., Indl. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	3,940,426
1,690		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	1,676,970
4,755		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	5,272,915
3,770		Sumter Landing Cmnty. Dev. Dist., Retirement Facs. Misc. RB, Ser. B, 5.70%, 10/01/38	3,791,640
8,700		Vlg. Cmnty. Dev. Dist. No. 6, Pub. Impvts. SA, 5.625%, 5/01/22	8,889,660
			45,922,744
		Georgia—3.0%
		City of Atlanta,
1,760		Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	1,809,315
4,000		Wtr. & Wstwtr., Wtr. Util. Impvts. RB, 5.00%, 11/01/34, FSA	4,132,280
1,500	[1]	Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%, 9/01/14	1,701,390
			7,642,985
		Hawaii—1.0%
2,500		Dept. of Budget & Fin., Elec., Pwr. & Lt. RB, Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC	2,590,400
		Illinois—13.4%
1,920	[2]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23, AMT	1,934,669
3,210		Chicago Hsg. Auth., Local or Gtd. Hsg. RB, 5.00%, 7/01/24, FSA	3,338,657
3,540		Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA	3,658,519
5,000	[3]	Chicago Pub. Bldg. Comm. Bldg., Sch. Impvts. Ad Valorem Ppty. Tax RB, Ser. A, 7.00%, 1/01/20, MBIA	6,217,800
		Fin. Auth.,
690		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	698,639
5,800		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	6,203,738
875		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	864,071

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Illinois—(cont’d)
$ 700		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	$700,539
3,980		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	3,828,123
6,500		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	6,515,860
			33,960,615
		Indiana—1.2%
3,050		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/32, AMBAC	2,970,486
		Kentucky—2.4%
13,500		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	6,133,455
		Maryland—2.6%
5,000		Cmnty. Dev. Admin., Local or Gtd. Hsg. RB, Ser. A, 4.80%, 9/01/42	4,727,900
1,740		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	1,804,624
			6,532,524
		Massachusetts—1.3%
3,075		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	3,169,402
		Michigan—0.7%
1,670		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	1,692,295
		Mississippi—0.9%
2,535		Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%, 12/01/28, AMT	2,365,434
		Missouri—3.2%
5,250		Hsg. Dev. Comm., Local or Gtd. Hsg. RB, Ser. B1, 5.05%, 3/01/38	5,310,690
2,820		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	2,758,609
			8,069,299
		Multi-State—4.7%
7,000	[2]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	7,576,450
4,000	[2]	MuniMae TE Bond Subsidiary LLC, Ser. B, 7.75%, 6/30/50	4,338,440
			11,914,890
		Nebraska—3.1%
		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB,
2,765		Ser. A, 4.75%, 2/01/44	2,755,488
5,000		Ser. A, 5.00%, 2/01/34	5,142,400
			7,897,888
		Nevada—0.8%
2,065		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	2,115,014
		New Jersey—3.6%
7,000		Econ. Dev. Auth., Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/29	7,453,600
1,510		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	1,575,141
			9,028,741
		New York—5.6%
725		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	615,199
		Dorm. Auth., Univ. & Coll. Impvts. RB,
2,030	[1]	Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/10, MBIA	1,831,852
1,865	[1]	Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/10, MBIA	1,682,957
4,100		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	4,350,182
2,600		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25	3,034,330
2,500		New York City Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. D, 5.00%, 6/15/38	2,581,250
			14,095,770
		North Carolina—4.7%
5,000		Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. B, 7.00%, 1/01/08, CAPMAC	5,065,600
2,425		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35	2,504,395
4,315		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	4,336,877
			11,906,872
		Ohio—7.8%
10,475		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34	10,530,831
		Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB,
3,485		Cleveland Clinic Fndtn. Proj., 6.00%, 1/01/20	3,804,749
5,000		Cleveland Clinic Hlth. Sys. Proj., 6.00%, 1/01/21	5,453,300
			19,788,880
		Oklahoma—2.2%
2,110		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, St. John Hlth. Sys., Inc. Proj., 5.00%, 2/15/42	2,109,958
2,900		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	3,326,764
			5,436,722
		Pennsylvania—6.5%
2,000		Delaware River Port. Auth., Port, Arpt. & Marina RB, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	2,077,140
		Econ. Dev. Fing. Auth.,
6,380		Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36	6,981,761
2,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31	2,074,420

BlackRock Investment Quality Municipal Trust (BKN) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Pennsylvania—(cont’d)
$ 3,100		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41	$3,245,235
980		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser. 97A, 4.60%, 10/01/27	928,354
		McKeesport Area Sch. Dist., Ad Valorem Ppty. Tax GO,
870	[3]	Zero Coupon, 10/01/31, FGIC	278,461
2,435		Zero Coupon, 10/01/31, FGIC	762,983
			16,348,354
		Puerto Rico—2.6%
2,900		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/23, FSA	3,076,813
3,115		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/34	3,441,016
			6,517,829
		Rhode Island—0.1%
200		Hlth. & Edl. Bldg. Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Lifespan Proj., 5.50%, 5/15/16, MBIA	204,226
		South Carolina—4.7%
5,000		Hsg. Fin. & Dev. Auth., Hsg. RB, Ser. A2, 5.15%, 7/01/37, AMBAC	5,022,350
		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
4,000	[1]	6.875%, 8/01/13	4,612,700
2,185		Ser. A, 6.25%, 8/01/31	2,367,404
			12,002,454
		Tennessee—2.0%
4,865		Memphis-Shelby Cnty. Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. D, 6.00%, 3/01/24, AMBAC	5,108,542
		Texas—15.0%
6,000	[1]	Grapevine, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.875%, 8/15/10, FGIC	6,351,360
5,000		Harris Cnty.-Houston Sports Auth. Hotel Occupancy Tax RB, Ser. A, Zero Coupon, 11/15/38, MBIA	957,300
2,480		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Care Svcs. Proj., 4.50%, 10/01/35, FGIC	2,365,598
9,495		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/34, PSF	9,723,355
		Lower Colorado River Auth., Misc. RB,
3,845		4.75%, 5/15/36, AMBAC	3,846,077
5	[1]	Ser. A, 5.00%, 5/15/13, MBIA	5,282
945		Ser. A, 5.00%, 5/15/31, MBIA	967,812
675		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	674,973
2,010		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	2,021,196
2,550		San Antonio Energy Acquisition Pub. Fac. Corp., Natural Gas Util. Impvts. RB, 5.50%, 8/01/24	2,722,074
1,000		Texas, Wtr. Util. Impvts. GO, Wtr. Fin. Asst. Proj., 5.75%, 8/01/22	1,047,570
		Tpke. Auth., Hwy. & Tolls Impvts. RB,
15,000		Zero Coupon, 8/15/31, AMBAC	3,897,750
3,325		Ser. A, 5.00%, 8/15/42, AMBAC	3,385,049
			37,965,396
		Utah—0.8%
1,950	[3]	Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.00%, 7/01/13, AMBAC	1,951,736
		Virginia—1.1%
2,900		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, Ser. B1, 5.00%, 6/01/47	2,675,250
		Washington—1.9%
1,420		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	1,465,213
3,480		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	3,387,884
			4,853,097
		Wisconsin—1.4%
3,220		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Aurora Hlth. Care Proj., 6.40%, 4/15/33	3,499,947
		Wyoming—0.8%
2,145		Cmnty. Dev. Auth., Local or Gtd. Hsg. RB, Ser. 3, 4.75%, 12/01/37	2,032,774
		Total Long-Term Investments (cost $375,308,334)	389,804,769

Shares
(000)
		MONEY MARKET FUND—2.6%
6,400	[4,5]	Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (cost $6,400,000)	6,400,000
Total Investments —156.9% (cost $381,708,3346)			$396,204,769
Other assets in excess of liabilities —1.2%			3,128,847
Preferred shares at redemption value, including dividends payable —(58.1)%			(146,741,344)
Net Assets Applicable to Common Shareholders —100%			$252,592,272

[1]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 6.7% of its net assets, with a current market value of $16,876,649, in securities restricted as to resale.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]	Represents an investment in an affiliate.

[5]	Represents current yield as of July 31, 2007.

[6]	Cost for federal income tax purposes is $382,292,881. The net unrealized appreciation on a tax basis is $13,911,888, consisting of $16,055,313 gross unrealized appreciation and $2,143,425 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
CAPMAC	—	Capital Markets Assurance Co.
CIFG	—	CDC IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
PSF	—	Public School Fund Guaranteed
RB	—	Revenue Bond
SA	—	Special Assessment
SO	—	Special Obligation
TA	—	Tax Allocation
XLCA	—	XL Capital Assurance

Item 2 – Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2007